Related Party Transactions and Balances (Details) - Schedule of amount due from and due to related parties - Related Party Transactions and Balances [Member] - USD ($)		12 Months Ended
		Sep. 30, 2021	Sep. 30, 2020
Related Party Transaction [Line Items]
Amount due to related parties		$ 71,849	$ 754,283
Amount due from related parties-current		3,524,635	577,035
Amount due from related parties-non-current		310,395	294,568
Changzhou Cenbird Electric Bicycle Manufacturing Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amount due to related parties	[1]	1,771,585
Amount due from related parties-current	[2],[3]		340,340
Amount due from related parties-non-current	[4]	310,395	294,568
Jiangsu Xinzhongtian Suye Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amount due from related parties-current	[1]	678,600	419,758
Shenzhen Star Cycling Network Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amount due from related parties-current	[2]	310,395
Nanjing Mingfeng Technology Co.,Ltd. [Member]
Related Party Transaction [Line Items]
Amount due from related parties-current	[2]	228,774
Huajian Xu [Member]
Related Party Transaction [Line Items]
Amount due to related parties	[1]		287,270
Amount due from related parties-current	[3]	265,357	19,471
Shuang Wu [Member]
Related Party Transaction [Line Items]
Amount due to related parties	[1]		72,847
Amount due from related parties-current	[3]	163,448
Huiyan Xie [Member]
Related Party Transaction [Line Items]
Amount due to related parties	[1]		32,557
Amount due from related parties-current	[3]	71,636
Beijing Weiqi Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amount due from related parties-current	[5]	32,830	17,790
Yan Fang [Member]
Related Party Transaction [Line Items]
Amount due to related parties	[1]	70,840
Amount due from related parties-current	[3]		981
Jianhui Ye [Member]
Related Party Transaction [Line Items]
Amount due from related parties-current	[3]	2,010	119,035
Shenzhen Star Asset Management Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amount due to related parties	[2]	1,009	957
Jianhui Ye [Member]
Related Party Transaction [Line Items]
Amount due from related parties-current	[1]		$ 20,312

[1]	The balance mainly represented the prepayments for purchasing e-bicycle gears and e-bicycles.
[2]	The balance mainly represented loans with annual interest rate of 5% to associates.
[3]	The balances mainly represented the advances made to the managements for the Company’s daily operational purposes.
[4]	The balance mainly represented the deposit for conducting original design manufacture (“ODM”) of e-bicycles and the deposit will be returned in one year after the termination of the contract or after the Company stops selling produced e-bicycles.
[5]	The balance represented the receivable generated from the sales of e-bicycles.